Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Premises and Equipment [Line Items]
Premises and equipment, gross		$ 40,452	$ 36,927
Less: Accumulated depreciation		17,753	16,304
Premises and equipment, net	$ 22,311	22,699	20,623
Land [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross		2,268	2,205
Buildings [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross		17,673	16,094
Furniture, Fixtures and Equipment [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross		15,936	15,029
Construction in Progress [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross		$ 4,575	$ 3,599